Investments in Other Companies - Associates Revenue and profit (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Operating expenses	$ (902,250)	$ (839,708)	$ (784,356)
Income (loss) before taxes	777,406	763,402	687,442
Income taxes	173,661	159,768	115,361
Income for the year	603,745	603,634	$ 572,081
Centro De Compensacion Automatizado S. A. [Member]
Disclosure of associates [line items]
Operating income	3,384	3,214
Operating expenses	(2,229)	(2,005)
Other income (expenses)	(13)	(25)
Income (loss) before taxes	1,142	1,184
Income taxes	(261)	(268)
Income for the year	881	916
Sociedad Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Operating income	3,386	3,302
Operating expenses	(3,348)	(3,016)
Other income (expenses)	159	177
Income (loss) before taxes	197	463
Income taxes	(4)	(79)
Income for the year	193	384
Sociedad Operadora De Tarjetas De Credito Nexus S.A. [Member]
Disclosure of associates [line items]
Operating income	49,944	50,319
Operating expenses	(49,699)	(46,426)
Other income (expenses)	(304)	(173)
Income (loss) before taxes	(59)	3,720
Income taxes	75	(870)
Income for the year	16	2,850
Sociedad Interbancaria De Depositos De Valores S. A. [Member]
Disclosure of associates [line items]
Operating income	15	1
Operating expenses	(57)	(35)
Other income (expenses)	903	796
Income (loss) before taxes	861	762
Income taxes
Income for the year	861	762
Redbanc S. A. [Member]
Disclosure of associates [line items]
Operating income	38,024	35,314
Operating expenses	(36,693)	(33,895)
Other income (expenses)	(195)	(260)
Income (loss) before taxes	1,136	1,159
Income taxes	(270)	(308)
Income for the year	866	851
Transbank S.A. [Member]
Disclosure of associates [line items]
Operating income	222,912	191,568
Operating expenses	(133,128)	(177,440)
Other income (expenses)	(72,143)	2,380
Income (loss) before taxes	17,641	16,508
Income taxes	(4,239)	(4,038)
Income for the year	13,402	12,470
Administrador Financiero Del Transantiago S. A. [Member]
Disclosure of associates [line items]
Operating income	3,707	3,435
Operating expenses	(2,224)	(2,615)
Other income (expenses)	979	2,982
Income (loss) before taxes	2,462	3,802
Income taxes	(514)	(894)
Income for the year	1,948	2,908
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Operating income	6,291	6,254
Operating expenses	(5,725)	(5,567)
Other income (expenses)	179	59
Income (loss) before taxes	745	746
Income taxes	(267)	(292)
Income for the year	478	454
Associates [Member]
Disclosure of associates [line items]
Operating income	327,663	293,407
Operating expenses	(233,103)	(270,999)
Other income (expenses)	(70,435)	5,936
Income (loss) before taxes	24,125	28,344
Income taxes	(5,480)	(6,749)
Income for the year	$ 18,645	$ 21,595